January 13, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attn:	Irene Barberena-Meisssner
Laura Nicholson

Re:	CDT Environmental Technology Investment Holdings Limited
Draft Registration Statement on Form F-1
Submitted November 15, 2019
CIK No: 0001793895

Ladies and Gentlemen:

CDT Environmental Technology Investment Holdings Limited (the “Company”), hereby provides the following information in response to the comments received from the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) in its letter to the Company dated December 12, 2019 (the “Comment Letter”). The Company’s responses are preceded by a reproduction of the corresponding Staff comments in bold as set forth in the Comment Letter.

If the Staff would like hard copies of the Draft Registration Statement on Form F-1 (the “Registration Statement”) as confidentially submitted to the Commission on the date hereof, marked against the Draft Registration Statement on Form F-1 as confidentially submitted to the Commission on November 15, 2019, please so advise and we would be happy to provide such copies. All page number references contained in the Company’s responses below correspond to the page numbers in the Registration Statement. Any capitalized terms used herein but not defined herein shall have the meanings given to them in the Registration Statement.

Draft Registration Statement on Form F-1

Prospectus Summary, page 1

1.	Please revise your prospectus summary to disclose that after the offering, your directors, officers and principal shareholders holding 5% or more of your ordinary shares will collectively hold a controlling interest in your ordinary shares. We note your related risk factor disclosure on page 21.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 5 of the Registration Statement accordingly.

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Industry Background, page 1

2.	We note your use of industry and market data in various statements here and elsewhere in your prospectus. Please revise to disclose your support for these statements, including the names and dates of third party sources.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 1, 45 and 46 of the Registration Statement accordingly.

Competitive Strengths, page 2

3.	We note your disclosure here and elsewhere in your prospectus that your management team, led by Yunwu Li, has significant industry experience. We further note that Mr. Li's biographical sketch indicates that prior to joining your subsidiary, Shenzen CDT Environmental Technology Co., Ltd in 2015, Mr. Li's experience was in the real estate industry. Please expand your disclosure to describe Mr. Li's industry experience.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 60 of the Registration Statement accordingly.

Risk Factors, page 9

4.	Please revise to provide risk factor disclosure regarding the limited ability of U.S. regulators to conduct investigations and inspections within China.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 15 of the Registration Statement accordingly.

5.	We note that you hold fifty-one percent ownership in certain of your subsidiaries. Please add risk factor disclosure for any related risks that are material. For example, discuss any material risks related to rights of the minority shareholders.

Company Response: The Company acknowledges the Staff’s comment and respectfully submits that the Company does not believe that there are risks that are material to the Company in regards to the Company’s fifty-one percent ownership in certain of its subsidiaries.

6.	We note your risk factor disclosure on page 18 that you cannot assure that all of your shareholders that may be subject to SAFE regulations have completed all necessary registrations with the local SAFE branch or qualified banks as required by SAFE Circular 37. We also note your disclosure on page 56 that as of September 30, 2019, there were three shareholders that had not registered according to SAFE Circular 37. Please include such information in your risk factor disclosure on page 18.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 18 of the Registration Statement accordingly.

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Management’s Discussion and Analysis of Financial Condition and Results of Operations Liquidity and Capital Resources, page 40

7.	Disclose material amounts of cash disaggregated by currency denomination as of the most recent balance sheet date in each jurisdiction in which your affiliated entities are domiciled. Further, disclose any restrictions on foreign exchange and your ability to transfer cash between entities and to U.S. investors.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 40 of the Registration Statement accordingly.

8.	Based on your disclosed revenues and accounts receivables, it appears that your accounts receivable balance is increasing at a faster rate than your revenues. Expand your disclosure to address the increase in your accounts receivable balance on your financial condition including a discussion of the underlying reasons for material changes in your accounts receivables balance and an analysis of metrics such as days sales outstanding. In addition, address how factors such as your collection experience and the aging of your receivables are considered by management in evaluating the increase in your accounts receivable balance. Further, as three customers accounted for 44% of your total accounts receivable balance as of June 30, 2019, explain how the timing of payments from your larger customers is impacting your liquidity. Refer to Section IV of SEC Release No. 33-8350.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 41 of the Registration Statement accordingly.

9.	Please expand the explanation for your increase in accounts payable to include a description of any significant changes related to the timing of your payments or supplier terms. Refer to Item 5.B.1 of Form 20-F and Section IV.B.1 of SEC Release No. 33-8350.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 41 of the Registration Statement accordingly.

10.	Please expand your disclosures to describe and quantify any material commitments for capital expenditures as of and subsequent to December 31, 2018. Refer to Item 5.B.3 and Item 5.D. of Form 20-F.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 42 of the Registration Statement accordingly.

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Critical Accounting Policies and Estimates, page 42

11.	We note that you have elected to use the extended transition period for complying with new or revised accounting standards. Provide a statement in your critical accounting policy disclosures explaining your election and indicating that, as a result of your election, your financial statements may not be comparable to companies that comply with public company effective dates.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 42 of the Registration Statement accordingly.

Business
Industry Background, page 47

12.	We note your use of the terms "MBR," "A2/O," "A/O," and "quick separation" here and elsewhere in your prospectus to identify the sewage treatment technologies commonly found in rural areas. Please provide more detailed definitions of these terms the first time they are used.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 46 of the Registration Statement accordingly.

Regulation, page 53

13.	Please expand your disclosure to describe the water treatment equipment manufacturing industry and environmental protection regulations applicable to you in more detail, if material. Refer to Item 4.B.8 of Form 20-F.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 53 of the Registration Statement accordingly.

Notes to Consolidated Financial Statements

Note 2 – Summary of significant accounting policies

Revenue recognition, page F-11

14.	We note that as of June 30, 2019, you had $4.7 million in contract assets, including $0.7 million which is classified as long-term, which relate to revenue recognized to date in excess of cumulative billings. Expand your revenue policy to describe how the timing of the satisfaction of your performance obligations relates to the typical timing of payment and the effect those factors have on your contract asset and contract liability balances. Refer to ASC 606-10-50-9.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 42 and F-11 of the Registration Statement accordingly.

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Note 4 – Contract assets, page F-15

15.	You present contract assets as revenue recognized to date less progress billings to date. Please tell us how you determined revenue recognized to date for purposes of this disclosure.

Company Response: The Company acknowledges the Staff’s comment and respectfully confirms that the following disclosure on page F-11 of the Registration Statement includes disclosure of how the Company determined revenue recognized to date:

“Sales of sewage treatment system in conjunction with system installation are generally recognized based on the Company’s efforts or inputs to the satisfaction of a performance obligation over time as work progresses because of continuous transfer of control to the customer and the Company has the right to bill the customer as costs are incurred. The performance obligation includes the sewage treatment system and equipment that the Company sells as well as the continuous system installation to be performed. Typically, revenue is recognized over time using an input measure (i.e. costs incurred to date relative to total estimated costs at completion) to measure progress. The Company generally uses the cost-to-cost measure of progress method because it best depicts the transfer of control to the customer which occurs as the Company incurs costs on its contracts. Under the cost-to-cost measure of progress method, the extent of progress towards completion is measured based on the ratio of total costs incurred to date to the total estimated costs at completion of the performance obligation.”

Note 5 - Property and equipment, net, page F-15

16.	Revise to provide the disclosures required by ASC 360-10-50-3 for your disposal of sewage cleaning equipment during the six months ended June 30, 2019.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page F-15 of the Registration Statement accordingly.

Note 15 – Segment information and revenue analysis, page F-23

17.	You state here that you have one reportable segment, but disclosure in other sections of your submission states you "engage in two segments: rural sewage treatment and septic tank treatment in both urban and rural areas." Revise to clarify your disclosure and explain your assessment of the guidance per FASB ASC 280-10-50 such as the factors used to identify your segments, including the basis of organization, and the types of products and services from which each of your segments derives its revenues. If you have aggregated multiple operating segments, please provide us with your analysis pursuant to FASB ASC 280-10-50-11.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page F-23 of the Registration Statement accordingly. The Company has also changed “two segments” to “two business lines” on pages 1, 35 and 45 of the Registration Statement.

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Exhibit Index, page II-4

18.	Please file a copy of the lease agreement terminating in December 2020 for your factory in Shenzen, China as an exhibit, or tell us why it is not required to be filed. Refer to Item 8.a of Form F-1 and Item 601 of Regulation S-K.

Company Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page II-4 of the Registration Statement accordingly. The Company respectfully submits that it will file a copy of the lease agreement terminating in December 2020 as an exhibit to the Registration Statement once the Registration Statement is publicly filed.

General

19.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Company Response: The Company acknowledges the Staff’s comment and respectfully submits that it will supplementally provide the Staff with copies of all written communications, as defined in Rule 405 under the Securities Act of 1933, as amended, that the Company, or anyone authorized to do so on the Company’s behalf, presents to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended, whether or not they retain copies of the communications.

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If you have any questions or comments concerning these responses, please do not hesitate to contact me by telephone at 86-0755-86667996 or by e-mail at liyunwu@cdthb.cn or the Company’s counsel by telephone at 305-539-3306 or by email at clayton.parker@klgates.com.

Sincerely,

/s/ Yunwu Li____________________________

Yunwu Li, Chief Executive Officer and

Chairman of the Board of Directors

cc:

Clayton E. Parker, K&L Gates LLP

Louis Taubman, Hunter Taubman Fischer & Li LLC

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